Nature of Operations (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2018	Mar. 31, 2017	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Nature of Operations [Line Items]
Net Income (Loss)	$ (1,352,527)	$ (1,103,677)	$ (2,753,273)	$ (2,589,349)	$ (5,030,648)	$ (5,026,080)	$ (2,843,029)
Accumulated deficit	(48,145,316)		(48,145,316)		(45,392,043)	$ (40,361,395)
Working capital	$ 3,700,000		$ 3,700,000		$ 6,400,000